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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         August 31, 2011

Date of reporting period:       November 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 9.3%
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	4,679	$366,366

Media - 3.1%
Discovery Communications, Inc. - Class A *	10,821	441,280

Specialty Retail - 3.6%
Staples, Inc.	23,123	508,937

Consumer Staples - 3.3%
Personal Products - 3.3%
Estée Lauder Cos., Inc. (The) - Class A	6,199	464,429

Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
CNOOC Ltd. - ADR	1,799	387,325
Exxon Mobil Corp.	6,628	461,044
		848,369
Financials - 11.1%
Capital Markets - 7.5%
Janus Capital Group, Inc.	48,068	501,830
TD AMERITRADE Holding Corp.	32,642	546,427
		1,048,257
Diversified Financial Services - 3.6%
IntercontinentalExchange, Inc. *	4,517	509,066

Health Care - 17.2%
Biotechnology - 3.4%
Amgen, Inc. *	9,093	479,110

Health Care Equipment & Supplies - 3.3%
Medtronic, Inc.	14,102	472,840

Pharmaceuticals - 10.5%
Johnson & Johnson	8,319	512,034
Novo Nordisk A/S - ADR	5,126	509,627
Perrigo Co.	7,540	454,210
		1,475,871

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 13.7%
Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	6,092	$428,450

Commercial Services & Supplies - 2.3%
Waste Management, Inc.	9,265	317,326

Electrical Equipment - 3.5%
Rockwell Automation, Inc.	7,450	492,594

Machinery - 4.9%
Flowserve Corp.	4,040	426,058
Joy Global, Inc.	3,444	262,846
		688,904
Information Technology - 33.1%
Communications Equipment - 2.1%
Cisco Systems, Inc. *	15,150	290,274

Computers & Peripherals - 5.4%
Apple, Inc. *	1,258	391,427
EMC Corp. *	16,978	364,857
		756,284
Electronic Equipment, Instruments & Components - 7.6%
Amphenol Corp. - Class A	7,088	354,613
Corning, Inc.	20,105	355,054
Dolby Laboratories, Inc. - Class A *	5,806	367,462
		1,077,129
Internet Software & Services - 6.2%
eBay, Inc. *	19,096	556,267
Google, Inc. - Class A *	582	323,423
		879,690
IT Services - 3.5%
Visa, Inc. - Class A	6,714	495,829

Semiconductors & Semiconductor Equipment - 5.7%
Marvell Technology Group Ltd. *	19,099	368,420
Texas Instruments, Inc.	13,541	430,604
		799,024
Software - 2.6%
Oracle Corp.	13,287	359,280

Materials - 1.4%
Chemicals - 1.4%
Potash Corp. of Saskatchewan, Inc.	1,365	196,219

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Telecommunication Services - 4.4%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	10,181	$325,894

Wireless Telecommunication Services - 2.1%
Millicom International Cellular S.A.	3,403	295,312

Total Common Stocks (Cost $10,304,117)		$14,016,734

MONEY MARKET FUNDS - 0.3%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.20% (a)	10,427	$10,427
Fidelity Institutional Money Market Portfolio - Select Class, 0.17% (a)	31,280	31,280
Total Money Market Funds (Cost $41,707)		$41,707

Total Investments at Value — 99.8% (Cost $10,345,824)		$14,058,441

Other Assets in Excess of Liabilities — 0.2%		29,125

Net Assets — 100.0%		$14,087,566

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2010.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 16.3%
Internet & Catalog Retail - 4.2%
Netflix, Inc. *	2,765	$569,314

Textiles, Apparel & Luxury Goods - 12.1%
Deckers Outdoor Corp. *	7,419	570,521
G-III Apparel Group Ltd. *	19,300	528,241
Phillips-Van Heusen Corp.	7,895	535,597
		1,634,359
Consumer Staples - 11.4%
Beverages - 4.0%
Viña Concha y Toro S.A. - ADR	11,112	538,043

Personal Products - 7.4%
Inter Parfums, Inc.	27,394	500,214
Medifast, Inc. *	20,267	493,704
		993,918
Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Berry Petroleum Co. - Class A	13,775	524,965

Financials - 7.8%
Capital Markets - 3.9%
BGC Partners, Inc.	68,600	524,790

Consumer Finance - 3.9%
EZCORP, Inc. *	21,132	531,681

Health Care - 7.9%
Biotechnology - 3.8%
Cubist Pharmaceuticals, Inc. *	23,541	511,075

Pharmaceuticals - 4.1%
Par Pharmaceutical Cos., Inc. *	15,600	560,508

Industrials - 7.5%
Electrical Equipment - 3.6%
AZZ, Inc.	12,888	480,336

Professional Services - 3.9%
Acacia Research Corp. *	19,294	525,762

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 35.5%
Communications Equipment - 4.0%
Finisar Corp. *	27,994	$535,245

Computers & Peripherals - 8.0%
STEC, Inc. *	33,350	566,783
Synaptics, Inc. *	17,930	511,005
		1,077,788
Internet Software & Services - 3.9%
Open Text Corp. *	12,287	523,303

IT Services - 4.1%
Wright Express Corp. *	12,940	557,326

Semiconductors & Semiconductor Equipment - 11.6%
Cohu, Inc.	34,700	502,456
NetLogic Microsystems, Inc. *	16,890	526,968
TriQuint Semiconductor, Inc. *	44,600	531,186
		1,560,610
Software - 3.9%
Ebix, Inc. *	25,585	530,889

Materials - 8.1%
Chemicals - 8.1%
Balchem Corp. *	17,423	539,416
Hawkins, Inc.	12,700	552,831
		1,092,247

Total Common Stocks (Cost $9,778,374)		$13,272,159

MONEY MARKET FUNDS - 2.3%	Shares	Value
AIM Liquid Assets Portfolio (The), 0.20% (a)	76,041	$76,041
Fidelity Institutional Money Market Portfolio - Select Class, 0.17% (a)	228,121	228,121
Total Money Market Funds (Cost $304,162)		$304,162

Total Investments at Value — 100.7% (Cost $10,082,536)		$13,576,321

Liabilities in Excess of Other Assets — (0.7%)		(92,854)

Net Assets — 100.0%		$13,483,467

ADR - American Depositary Receipt.
* Non-income producing security.
(a) The rate shown is the 7-day effective yield as of November 30, 2010.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2010 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of November 30, 2010:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$14,016,734	$-	$-	$14,016,734
Money Market Funds	41,707	-	-	41,707
Total	$14,058,441	$-	$-	$14,058,441

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$13,272,159	$-	$-	$13,272,159
Money Market Funds	304,162	-	-	304,162
Total	$13,576,321	$-	$-	$13,576,321

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

During the quarter ended November 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of November 30, 2010.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis as of November 30, 2010:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$10,433,476	$10,083,508

Gross unrealized appreciation	$3,908,935	$3,604,973
Gross unrealized depreciation	(283,970)	(112,160)

Net unrealized appreciation	$3,624,965	$3,492,813

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	January 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President
Date	January 19, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	January 19, 2011

* Print the name and title of each signing officer under his or her signature.